UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09153
Investment Company Act File Number
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.5%
$525	Grand Valley State University, 5.625%, 12/1/29	$563,325
525	Grand Valley State University, 5.75%, 12/1/34	558,311
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	540,686
500	Michigan State University, 5.00%, 2/15/40	545,825

		$2,208,147

Electric Utilities — 0.2%
$60	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60,478

		$60,478

Escrowed/Prerefunded — 17.2%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$527,490
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	653,055
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,367,038
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	804,398
15	Michigan Hospital Finance Authority, (Trinity Health), Prerefunded to 12/1/10, 6.00%, 12/1/27	15,365
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	660,282
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,032,830

		$5,060,458

General Obligations — 13.0%
$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$512,830
1,500	Kent County, 5.00%, 1/1/25	1,694,310
750	Manistee Area Public Schools, 5.00%, 5/1/24	768,330
270	Michigan, 5.50%, 11/1/25	310,054
500	Charter County of Wayne, 6.75%, 11/1/39	543,085

		$3,828,609

Hospital — 27.4%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$502,270
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	173,149
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	111,893
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	318,093
455	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	451,087
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,000,420
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	717,195
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	977,110
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,090,724
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	757,785
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	545,720
985	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	999,706
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	395,679

		$8,040,831

Housing — 3.4%
$1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$1,004,720

		$1,004,720

Industrial Development Revenue — 5.9%
$750	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$422,280
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	823,992

Principal
Amount
(000’s omitted)	Security	Value
$550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$472,038

		$1,718,310

Insured-Education — 5.7%
$570	Ferris State University, (AGC), 5.125%, 10/1/33	$613,696
500	Ferris State University, (AGC), 5.25%, 10/1/38	540,100
500	Wayne State University, (AGM), 5.00%, 11/15/35	532,310

		$1,686,106

Insured-Electric Utilities — 9.2%
$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$1,005,640
400	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	404,216
220	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	244,559
500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	547,485
435	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	486,747

		$2,688,647

Insured-Escrowed/Prerefunded — 10.5%
$1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,040,770
2,000	Novi Building Authority, (AGM), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,028,840

		$3,069,610

Insured-General Obligations — 8.5%
$300	Detroit City School District, (AGM), 5.25%, 5/1/32	$322,044
650	Detroit City School District, (FGIC), 4.75%, 5/1/28	651,040
200	Eaton Rapids Public Schools, (NPFG), 4.75%, 5/1/25	200,306
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,309,475

		$2,482,865

Insured-Hospital — 6.8%
$985	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$983,552
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (NPFG), 5.50%, 7/1/24	1,000,890

		$1,984,442

Insured-Lease Revenue/Certificates of Participation — 6.3%
$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$391,960
4,300	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,457,657

		$1,849,617

Insured-Special Tax Revenue — 3.8%
$5,160	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$355,679
2,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	279,714
2,430	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	311,890
1,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	175,621

		$1,122,904

Insured-Student Loan — 6.8%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,000,000
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25	1,001,690

		$2,001,690

Insured-Transportation — 4.4%
$1,000	Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000,570
300	Wayne County Airport Authority, (NPFG), (AMT), 5.00%, 12/1/28	296,793

		$1,297,363

Insured-Water and Sewer — 9.3%
$1,650	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,652,689
1,000	Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,072,340

		$2,725,029

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 0.9%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,370

		$250,370

Other Revenue — 1.3%
$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$380,930

		$380,930

Special Tax Revenue — 1.3%
$115	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$122,275
125	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	131,770
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	124,666

		$378,711

Water and Sewer — 8.3%
$790	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$924,387
600	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	678,720
500	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	568,025
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(1)	263,445

		$2,434,577

Total Tax-Exempt Investments — 157.7% (identified cost $45,290,733)		$46,274,414

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.7)%		$(17,501,314)

Other Assets, Less Liabilities — 2.0%		$573,254

Net Assets Applicable to Common Shares — 100.0%		$29,346,354

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 45.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at August 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/10	3 U.S. 10-Year Treasury Note	Short	$(374,521)	$(376,875)	$(2,354)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$400,000	3.374%	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	$(15,483)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $17,837.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,256,052

Gross unrealized appreciation	$2,163,618
Gross unrealized depreciation	(1,145,256)

Net unrealized appreciation	$1,018,362

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$46,274,414	$—	$46,274,414

Total Investments	$—	$46,274,414	$—	$46,274,414

Liability Description
Futures Contracts	$(2,354)	$—	$—	$(2,354)
Interest Rate Swaps	—	(15,483)	—	(15,483)

Total	$(2,354)	$(15,483)	$—	$(17,837)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2010